Related party transactions - Outstanding Balances Of Remunerations Of Directors (Details) - USD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 2.3	$ 0.8	$ 0.5
Accounts Payable And Accrued Liabilities
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	2.3	0.8	0.3
Restricted share units
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 0.0	$ 0.0	$ 0.2